Vessel Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Operating Expenses [Abstract]
Vessel Operating Expenses
Vessel operating expenses are comprised of the following:

	six -month periods ended June 30,
	2020	2021
Crew wages and related costs	$16,179	$18,081
Insurance	1,675	1,850
Repairs, maintenance and drydocking costs	6,069	4,465
Spares, stores and provisions	8,042	8,269
Lubricants	2,198	1,910
Taxes	313	363
Miscellaneous	1,323	1,356
Total	$35,799	$36,294